UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-822-0202


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York             05/11/11
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                TITLE OF                   VALUE     SHARES/    SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     x($1000)  PRN AMT    PRN CALL DISCRETN  MANAGERS      SOLE    SHARED NONE
------------------------------  ---------------- --------- --------  --------   -------  --------  ---------   -------- ------------
AGNICO EAGLE MI                 COM              008474108  1,088    16,400      SH      DEFINED   01, 02      16,400
                                                                                         OTHER     03
AGRIUM INC                      COM              008916108  1,135    12,300      SH      DEFINED   01, 02      12,300
                                                                                         OTHER     03
ALCATEL-LUCENT                  ADR              013904305  4,242    730,202     SH      DEFINED   01, 02      730,202
                                                                                         OTHER     03
AMAZON  INC COM                 COM              023135106  3,395    18,847      SH      DEFINED   01, 02      18,847
                                                                                         OTHER     03
ANADARKO PETE C                 COM              032511107  246      3,000       SH      DEFINED   01, 02      3,000
                                                                                         OTHER     03
APPLE INC                       COM              037833100  8,137    23,347      SH      DEFINED   01, 02      23,347
                                                                                         OTHER     03
ARCH COAL INC                   COM              039380100  245      6,800       SH      DEFINED   01, 02      6,800
                                                                                         OTHER     03
AUGUSTA RES COR                 COM              050912203  114      22,300      SH      DEFINED   01, 02      22,300
                                                                                         OTHER     03
AVALON RARE MET                 COM              053470100  99       12,200      SH      DEFINED   01, 02      12,200
                                                                                         OTHER     03
BANK OF AMERICA                 COM              060505104  648      48,600      SH      DEFINED   01, 02      48,600
                                                                                         OTHER     03
BARCLAYS BK PLC                 VIX              06740C261  361      12,300      SH      DEFINED   01, 02      12,300
                                                                                         OTHER     03
BIDU INC SPON A                 A                056752108  1,886    13,684      SH      DEFINED   01, 02      13,684
                                                                                         OTHER     03
BIOGEN IDEC INC                 COM              09062X103  375      5,100       SH      DEFINED   01, 02      5,100
                                                                                         OTHER     03
BLACKROCK INC                   COM              09247X101  1,910    9,500       SH      DEFINED   01, 02      9,500
                                                                                         OTHER     03
BROADSOFT INC                   COM              11133B409  290      6,100       SH      DEFINED   01, 02      6,100
                                                                                         OTHER     03
BROCADE MUNICAT                 COM              111621306  578      94,000      SH      DEFINED   01, 02      94,000
                                                                                         OTHER     03
CATERPILLAR INC                 COM              149123101  290      2,600       SH      DEFINED   01, 02      2,600
                                                                                         OTHER     03
CF INDS HLDGS I                 COM              125269100  916      6,700       SH      DEFINED   01, 02      6,700
                                                                                         OTHER     03
CHIPOTLE MEXICA                 COM              169656105  436      1,600       SH      DEFINED   01, 02      1,600
                                                                                         OTHER     03
CISCO SYS INC                   COM              17275R102  283      16,500      SH      DEFINED   01, 02      16,500
                                                                                         OTHER     03
CITRIX SYS INC                  COM              177376100  602      8,200       SH      DEFINED   01, 02      8,200
                                                                                         OTHER     03
COOPER INDUSTRI                 SHS              G24140108  357      5,500       SH      DEFINED   01, 02      5,500
                                                                                         OTHER     03
CREXUS INVT COR                 COM              226553105  190      16,600      SH      DEFINED   01, 02      16,600
                                                                                         OTHER     03
DEERE & CO                      COM              244199105  1,095    11,300      SH      DEFINED   01, 02      11,300
                                                                                         OTHER     03
DENDREON CORP                   COM              24823Q107  891      23,800      SH      DEFINED   01, 02      23,800
                                                                                         OTHER     03
DRYSHIPS INC                    SHS              Y2109Q101  149      30,200      SH      DEFINED   01, 02      30,200
                                                                                         OTHER     03
DYNEGY INC DEL                  COM              26817G300  199      35,000      SH      DEFINED   01, 02      35,000
                                                                                         OTHER     03
ED STATES NATL                  UNIT             912318110  1,435    124,800     SH      DEFINED   01, 02      124,800
                                                                                         OTHER     03
EXXON MOBIL COR                 COM              30231G102  463      5,500       SH      DEFINED   01, 02      5,500
                                                                                         OTHER     03
FELCOR LODGING                  COM              31430F101  75       12,300      SH      DEFINED   01, 02      12,300
                                                                                         OTHER     03
FINISAR CORP                    COM              31787A507  1,431    58,169      SH      DEFINED   01, 02      58,169
                                                                                         OTHER     03
FIRST SOLAR INC                 COM              336433107  643      4,000       SH      DEFINED   01, 02      4,000
                                                                                         OTHER     03
FORD MTR CO DEL                 $0.01            345370860  2,562    171,850     SH      DEFINED   01, 02      171,850
                                                                                         OTHER     03
FRANKLIN RES IN                 COM              354613101  438      3,500       SH      DEFINED   01, 02      3,500
                                                                                         OTHER     03
FREEPORT-MCMORA                 COM              35671D857  2,328    41,901      SH      DEFINED   01, 02      41,901
                                                                                         OTHER     03
GOOGLE INC                      CALL             38259P908  4,312    7,500          CALL DEFINED   01, 02      7,500
                                                                                         OTHER     03
GOOGLE INC CL                   A                38259P508  2,875    4,900       SH      DEFINED   01, 02      4,900
                                                                                         OTHER     03
HARLEY DAVIDSON                 COM              412822108  382      9,000       SH      DEFINED   01, 02      9,000
                                                                                         OTHER     03
HARMAN INTL IND                 CALL             413086909  2,625    50,000         CALL DEFINED   01, 02      50,000
                                                                                         OTHER     03
HESS CORP                       COM              42809H107  445      5,225       SH      DEFINED   01, 02      5,225
                                                                                         OTHER     03
INTERNATIONAL B                 COM              459200101  1,093    6,700       SH      DEFINED   01, 02      6,700
                                                                                         OTHER     03
INTERPUBLIC GRO                 COM              460690100  127      10,100      SH      DEFINED   01, 02      10,100
                                                                                         OTHER     03
JDS UNIPHASE CO                 $0.001           46612J507  5,747    275,791     SH      DEFINED   01, 02      275,791
                                                                                         OTHER     03
JOY GLOBAL INC                  COM              481165108  3,231    32,700      SH      DEFINED   01, 02      32,700
                                                                                         OTHER     03
JPMORGAN CHASE                  COM              46625H100  1,120    24,300      SH      DEFINED   01, 02      24,300
                                                                                         OTHER     03
JUNIPER NETWORK                 COM              48203R104  1,496    35,541      SH      DEFINED   01, 02      35,541
                                                                                         OTHER     03
K V PHRMACEUTIC                 A                482740206  121      20,200      SH      DEFINED   01, 02      20,200
                                                                                         OTHER     03
LAS VEGAS SANDS                 COM              517834107  654      15,489      SH      DEFINED   01, 02      15,489
                                                                                         OTHER     03
LAWSON SOFTWARE                 COM              52078P102  133      11,000      SH      DEFINED   01, 02      11,000
                                                                                         OTHER     03
MAD CATZ INTERA                 COM              556162105  44       20,000      SH      DEFINED   01, 02      20,000
                                                                                         OTHER     03
MARKET VECTORS                  ETF              57060U100  733      12,200      SH      DEFINED   01, 02      12,200
                                                                                         OTHER     03
MARKET VECTORS                  CALL             57060U900  357      5,700          CALL DEFINED   01, 02      5,700
                                                                                         OTHER     03
MICROSOFT CORP                  COM              594918104  873      34,400      SH      DEFINED   01, 02      34,400
                                                                                         OTHER     03
MOLYCORP INC DE                 COM              608753109  2,029    33,812      SH      DEFINED   01, 02      33,812
                                                                                         OTHER     03
MONSANTO CO NEW                 COM              61166W101  788      10,900      SH      DEFINED   01, 02      10,900
                                                                                         OTHER     03
MRRIOTT INTL IN                 A                571903202  242      6,800       SH      DEFINED   01, 02      6,800
                                                                                         OTHER     03
NETFLIX INC                     COM              64110L106  5,425    22,816      SH      DEFINED   01, 02      22,816
                                                                                         OTHER     03
NVIDIA CORP                     COM              67066G104  462      25,000      SH      DEFINED   01, 02      25,000
                                                                                         OTHER     03
NYSE EURONEXT                   COM              629491101  271      7,700       SH      DEFINED   01, 02      7,700
                                                                                         OTHER     03
OIL SVC HOLDRS                  RCPT             678002106  288      1,755       SH      DEFINED   01, 02      1,755
                                                                                         OTHER     03
ORACLE CORP                     COM              68389X105  2,272    67,957      SH      DEFINED   01, 02      67,957
                                                                                         OTHER     03
PHARMASSET INC                  COM              71715N106  268      3,400       SH      DEFINED   01, 02      3,400
                                                                                         OTHER     03
POTASH CORP SAS                 COM              73755L107  601      10,200      SH      DEFINED   01, 02      10,200
                                                                                         OTHER     03
POWERSHARES QQQ                 1                73935A104  21,709   378,000     SH      DEFINED   01, 02      378,000
                                                                                         OTHER     03
PRICELINE  INC                  COM              741503403  3,991    7,880       SH      DEFINED   01, 02      7,880
                                                                                         OTHER     03
PROSHARES TR II                 SILVER           74347W841  203      900         SH      DEFINED   01, 02      900
                                                                                         OTHER     03
PROSHARES TR PS                 500              74347R107  1,065    20,000      SH      DEFINED   01, 02      20,000
                                                                                         OTHER     03
PROSHARES TR PS                 QQQ              74347R206  315      3,500       SH      DEFINED   01, 02      3,500
                                                                                         OTHER     03
PROSHARES TR PS                 SP500            74347R883  209      10,000      SH      DEFINED   01, 02      10,000
                                                                                         OTHER     03
PROSHARES TR UL                 S&P500           74347X864  359      4,500       SH      DEFINED   01, 02      4,500
                                                                                         OTHER     03
QUALM INC COM                   COM              747525103  505      9,208       SH      DEFINED   01, 02      9,208
                                                                                         OTHER     03
RANDGOLD RES LT                 ADR              752344309  750      9,200       SH      DEFINED   01, 02      9,200
                                                                                         OTHER     03
RESEARCH IN MOT                 COM              760975102  390      6,900       SH      DEFINED   01, 02      6,900
                                                                                         OTHER     03
ROWAN COS INC                   COM              779382100  866      19,600      SH      DEFINED   01, 02      19,600
                                                                                         OTHER     03
RUBICON MINERAL                 COM              780911103  217      41,800      SH      DEFINED   01, 02      41,800
                                                                                         OTHER     03
SAFEWAY INC                     COM              786514208  212      9,000       SH      DEFINED   01, 02      9,000
                                                                                         OTHER     03
SALESFORCE  INC                 COM              79466L302  1,870    14,000      SH      DEFINED   01, 02      14,000
                                                                                         OTHER     03
SCHLUMBERGER LT                 COM              806857108  273      2,930       SH      DEFINED   01, 02      2,930
                                                                                         OTHER     03
SELECT SECTOR S                 INT-ENE          81369Y506  933      11,700      SH      DEFINED   01, 02      11,700
                                                                                         OTHER     03
SILVER TRUST IS                 ISHARES          46428Q109  588      16,000      SH      DEFINED   01, 02      16,000
                                                                                         OTHER     03
SINA CORP                       ORD              G81477104  203      1,900       SH      DEFINED   01, 02      1,900
                                                                                         OTHER     03
SOHU  INC COM                   COM              83408W103  277      3,100       SH      DEFINED   01, 02      3,100
                                                                                         OTHER     03
SPDR DOW JONES                  1                78467X109  332      2,700       SH      DEFINED   01, 02      2,700
                                                                                         OTHER     03
SPDR GOLD TRUST                 SHS              78463V107  1,441    10,300      SH      DEFINED   01, 02      10,300
                                                                                         OTHER     03
SPDR S&P 500 ET                 UNIT             78462F103  69,954   527,600     SH      DEFINED   01, 02      527,600
                                                                                         OTHER     03
SYNTHESIS ENERG                 COM              871628103  76       26,770      SH      DEFINED   01, 02      26,770
                                                                                         OTHER     03
TESLA MTRS INC                  COM              88160R101  893      32,193      SH      DEFINED   01, 02      32,193
                                                                                         OTHER     03
TRANSOCEAN LTD                  SHS              H8817H100  234      3,000       SH      DEFINED   01, 02      3,000
                                                                                         OTHER     03
UNITED STATES O                 UNITS            91232N108  1,670    39,200      SH      DEFINED   01, 02      39,200
                                                                                         OTHER     03
VALE S A                        ADR              91912E105  2,079    62,348      SH      DEFINED   01, 02      62,348
                                                                                         OTHER     03
YAMANA GOLD INC                 COM              98462Y100  203      16,500      SH      DEFINED   01, 02      16,500
                                                                                         OTHER     03

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              3
Form 13F Information Table Entry Total:         91
Form 13F Information Table Value Total:         190,363
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13927                   0001491980    Amity Trading Partners LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC
03    28-13270                   0001450323    Amity Advisers LLC

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